S000026652 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	193 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Bloomberg U.S. Universal 10+ Year Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.39%	(4.20%)	2.48%
iShares Core 10+ Year USD Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	7.16%	(4.27%)	2.40%
Performance Inception Date				Dec. 08, 2009
iShares Core 10+ Year USD Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.07%	(5.90%)	0.73%
iShares Core 10+ Year USD Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.21%	(3.83%)	1.15%